Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2025 and 2026, intangible assets, net consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
Software	6,167,067	6,167,067
Less: accumulated amortization	(4,627,630)	(5,167,764)
	1,539,437	999,303

Schedule of Amortization of Intangible Assets

The following is a schedule, by years, of amortization of intangible assets as of June 30, 2026:

June 30, 2026
RMB
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
999,303